Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Mar. 31, 2015
Registrant Name	Managed Portfolio Series
Central Index Key	0001511699
Amendment Flag	false
Document Creation Date	Jul. 29, 2015
Document Effective Date	Jul. 29, 2015
Prospectus Date	Jul. 29, 2015
Port Street Quality Growth Fund | Institutional Class Shares
Prospectus:
Trading Symbol	PSQGX